                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21342
                                   ---------------------------------------------

               Lehman Brothers First Trust Income Opportunity Fund
--------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

399 Park Ave., New York, NY                                         10022
--------------------------------------------------------------------------------
     (Address of principal executive offices)                       (Zip code)

 Bradley Tank, Chief Executive Officer of Lehman Brothers Asset Management Inc.
                        399 Park Ave., New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 526-7000
                                                    ----------------------------

Date of fiscal year end:  12/31/2004
                         --------------------

Date of reporting period:  06/30/2004
                          -------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

         The semi-annual report for the period January 1, 2004 through June 30, 2004 is filed herewith.

SEMI ANNUAL REPORT 2004


LEHMAN BROTHERS
FIRST TRUST INCOME
OPPORTUNITY FUND

[GRAPHIC]


[LEHMAN BROTHERS LOGO]

CONTENTS

Chairman and President's Letter                                 2

Portfolio Manager's Report                                      3

Fund Overview                                                   4

Schedule of Investments                                         5

Notes to Schedule of Investments                               14

Statement of Assets and Liabilities                            15

Statement of Operations                                        16

Statement of Changes in Net Assets                             17

Financial Highlights                                           18

Notes to Financial Statements                                  19

Shareholder Voting Results                                     23

Dividend Reinvestment Plan                                     24

Trustee and Officer Table                                      25

CHAIRMAN AND PRESIDENT'S LETTER

Dear Shareholder:

We are pleased to present to you this semi-annual report of the Lehman Brothers First Trust Income Opportunity Fund for the period ending June 30, 2004. The report includes portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

The second quarter of 2004 was a challenging quarter for the fixed income market as a whole. The high yield sector performed better than other areas of the fixed income market; however, high yield bonds gave back some of the market appreciation from earlier periods.

The Fund's investment objective is to seek high total return through income plus capital appreciation. The Fund pursues this investment objective by investing primarily in high yield debt securities. In seeking to achieve its investment objective, the Fund employs leverage through the issuance of Money Market Cumulative Preferred Shares.

Portfolio manager Ann H. Benjamin and her team of seasoned investment professionals at Lincoln Capital manage the portfolio. A review of the portfolio's performance and Ann's outlook for the high yield markets may be found on the following page. Ann and her team take a proactive approach to high yield asset management and integrate detailed security and industry analysis within the context of a global economic outlook. Ann's research analysts are industry specialists who carry out independent primary research on companies and industries. In addition to seeking value from specific issue selections, they also implement strategies seeking to take advantage of valuation opportunities across industry sectors and credit quality tiers.

We thank you for your trust in Lehman Brothers Asset Management and Lincoln Capital. We will continue to do our best to keep earning it.

Sincerely,

/s/ Kurt A. Locher                                  /s/ Brad Tank

Kurt A. Locher                                      Brad Tank
CHAIRMAN AND TRUSTEE                                PRESIDENT

PORTFOLIO MANAGER'S REPORT

For the six-month period ending June 30, 2004, the Lehman Brothers First Trust Income Opportunity Fund (NYSE: LBC) returned -0.10% on a Net Asset Value (NAV) basis and -1.42% on a market value basis. Returns were affected by challenging market conditions in the high yield and overall fixed income markets. Although the Fund's history is short, having just begun operations on July 28, 2003, we are pleased with its performance thus far, generating returns of 12.61%, on a NAV basis and 8.90% on a market basis, since inception.

The performance of the overall U.S. fixed income market in the first half of 2004 was mixed. A couple of weak employment reports led to a rate DECLINE of almost 60 basis points on the 10-year Treasury by mid-March. Despite a modest backup by month-end, rates still ended the first quarter roughly 40 basis points lower than year-end 2003 levels. These rate declines were reversed in the second quarter of 2004, which saw the worst quarterly total return for the broad bond market since the first quarter of 1994, and the third worst since the third quarter of 1981. The changes in yields over the quarter were driven by changed expectations with regard to the economy, inflation, and future Fed policy. This led to the significant rise in market yields, declining somewhat over the last part of the quarter as some of the pessimism abated, finishing roughly 35 basis points above year-end levels. Consequently high yield markets gave back some of their extraordinary gains from 2003, underperforming U.S. equities but outperforming U.S. investment-grade credit.

The Fund was adversely affected by our overweight in the Wireless Communications sector, which performed relatively poorly in the period. Security selection decisions in the Utilities sector also negatively contributed to the Fund's performance. We continue to have investments in credits in both sectors as we expect them to recover. Cable, Retailing and Gaming were among our strongest performing sectors in the period.

There has been little change to our outlook and strategy. We believe the economy can continue expanding during the remainder of 2004, the default rate will decline, and spreads will tighten, particularly in the lower quality sector. We remain overweight in the Gaming, Cable and Wireless Communications sectors, as well as in lower rated securities, as it is our belief that these sectors can positively impact performance for the next 3 to 6 months. As spreads in these sectors tighten, we currently expect to gradually shift some of our weights to higher quality, more defensive sectors, preparing for slower growth in 2005 and 2006.

Fundamental business knowledge, credit research and proprietary financial modeling are paramount to our success in managing this portfolio. Relative value analysis between issuers, business sectors, and credit sectors drives our portfolio positioning. By investing in this manner, we seek to provide high total returns for our shareholders.

Sincerely,

/s/ Ann H. Benjamin

Ann H. Benjamin
PORTFOLIO MANAGER

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

FUND OVERVIEW (AS OF 06/30/04)(1)

PERFORMANCE HIGHLIGHTS(2)

                                     3 MONTHS ENDED       6 MONTHS ENDED
                     INCEPTION      ----------------      --------------    CUMULATIVE TOTAL RETURN
                        DATE        3/31/04  6/30/04          6/30/04          SINCE INCEPTION(3)
-----------------------------------------------------------------------------------------------------
   NAV                07/28/03       -0.09%   -0.01%           -0.10%                 12.61%
   Market Price       07/28/03        4.57%   -5.72%           -1.42%                  8.90%

FUND FACTS
   Ticker                                           NYSE: LBC
   Market Price                                      $  14.85
   Net Asset Value (NAV)                             $  14.67
   Premium                                               1.23%
   Shares outstanding                              12,236,933
   CUSIP number                                   525178 10 9
   Inception Date                                     7/28/03

PORTFOLIO CHARACTERISTICS
   Portfolio Turnover                                    48.1%
   Expense Ratio                                         1.45%
   Wtd. Avg. Maturity                              6.77 Years
   Average Coupon                                        8.70%
   Average Credit Quality                                  B
   Portfolio Composition (% High Yield)                  96.4%

CAPITAL STRUCTURE AND LEVERAGE ($MM)
   Total Net Assets                                  $  269.5
   Net Assets Attributable to Common Shares          $  179.5
   Net Assets Attributable to Preferred Shares       $   90.0
   Net Assets Attributable to Other Borrowings              -
   Leverage (% of total net assets)                      33.4%

[CHART]

CREDIT QUALITY BREAKDOWN
(% OF TOTAL INVESTMENTS AND CASH)

BBB            4.3%
BB            33.4%
B             42.2%
CCC           16.8%
Not Rated      1.4%
Cash           1.9%

[CHART]

MARKET PRICE AND NAV PERFORMANCE

                PRICE ($)     NAV ($)                   PREMIUM/DISCOUNT (%)
1/2/2004        $ 16.22       $ 15.25         1/2/2004          2.19%
1/9/2004        $ 16.43       $ 15.12         1/9/2004         -0.82%
1/16/2004       $ 16.02       $ 14.98         1/16/2004         3.82%
1/23/2004       $ 16.20       $ 15.09         1/23/2004         1.88%
1/30/2004       $ 16.16       $ 15.06         1/30/2004         3.21%
2/6/2004        $ 15.90       $ 15.16         2/6/2004          4.51%
2/13/2004       $ 14.82       $ 15.17         2/13/2004         6.65%
2/20/2004       $ 14.90       $ 15.14         2/20/2004         5.06%
2/27/2004       $ 14.71       $ 15.02         2/27/2004         6.59%
3/5/2004        $ 14.39       $ 14.65         3/5/2004          4.98%
3/12/2004       $ 13.87       $ 14.35         3/12/2004         6.36%
3/19/2004       $ 14.94       $ 14.54         3/19/2004         8.66%
3/26/2004       $ 14.95       $ 14.54         3/26/2004         2.40%
3/31/2004       $ 14.98       $ 14.62         3/31/2004         4.23%
4/2/2004        $ 14.95       $ 14.71         4/2/2004          7.30%
4/8/2004        $ 14.75       $ 14.69         4/8/2004          4.88%
4/16/2004       $ 14.85       $ 14.67         4/16/2004        -2.31%
4/23/2004       $ 14.90       $ 15.14         4/23/2004        -1.59%
4/30/2004       $ 14.71       $ 15.02         4/30/2004        -2.06%
5/7/2004        $ 14.39       $ 14.65         5/7/2004         -1.77%
5/21/2004       $ 13.87       $ 14.35         5/21/2004        -3.34%
5/28/2004       $ 14.94       $ 14.54         5/28/2004         2.75%
6/4/2004        $ 14.95       $ 14.54         6/4/2004          2.82%
6/10/2004       $ 14.98       $ 14.62         6/10/2004         2.46%
6/18/2004       $ 14.95       $ 14.71         6/18/2004         1.63%
6/25/2004       $ 14.75       $ 14.69         6/25/2004         0.41%
6/30/2004       $ 14.85       $ 14.67         6/30/2004         1.23%

[CHART]

TOP INDUSTRIES (% OF MANAGED ASSETS)

Media Broadcasting & Publishing    14.5%
Telephone Systems                  10.8%
Entertainment & Leisure            10.6%
Electric Utilities                 11.6%
Forest Products & Paper             3.6%
Chemicals                           5.1%
Health Care Providers               3.5%
Transportation                      4.0%
Commercial Services                 6.5%
Multiple Utilities                  3.1%
Other                              26.7%

[CHART]

MATURITY BREAKDOWN
(% OF TOTAL INVESTMENTS AND CASH)

10+ years                    2.8%
LESS THAN 1 year             1.9%
1-3 years                    2.6%
3-5 years                   16.1%
5-7 years                   35.4%
7-10 years                  41.2%

----------
(1) Unless noted, data at or for six months ended June 30, 2004. High yield securities, also known as "junk bonds," are subject to additional risks such as the increased risk of default. Portfolio holdings are subject to change.

(2) Performance for NAV and Market Price assume reinvestment of all dividends and capital gains. Shares of the Fund fluctuate in value. Fund performance changes over time and currently may be different from that shown as of 06/30/04. Past performance is no guarantee of future results. More current Fund performance information can be obtained by visiting the Fund's website at www.lbftincomeopportunity.com

(3)  Not annualized.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)

PRINCIPAL                                                                            S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                       RATINGS   RATINGS   RATINGS        VALUE (a)
CORPORATE DEBT -- 144.0% OF TOTAL NET ASSETS

               AUTOMOTIVE -- 0.6%
$ 1,080,000    Navistar International Corp., Senior Note
               7.500%, 6/15/2011                                                      BB        Ba        NR   $    1,107,000

               BEVERAGES, FOOD & TOBACCO -- 2.0%
  1,000,000    Del Monte Corp., Senior Subordinated Note
               8.625%, 12/15/2012                                                      B         B         B        1,077,500
  1,250,000    Dole Food, Inc., Senior Note
               8.625%, 5/01/2009                                                       B         B        NR        1,309,375
  1,325,000    Nash Finch Co., Senior Subordinated Note
               8.500%, 5/01/2008                                                       B         B         B        1,320,031
                                                                                                                    3,706,906

               CHEMICALS -- 7.6%
  3,875,000    Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
               10.625%, 5/01/2011                                                      B         B         B        4,301,250
  2,325,000    Methanex Corp., Senior Note
               8.750%, 8/15/2012                                                     BBB        Ba        NR        2,615,625
  2,000,000    Millennium Chemicals, Inc., Senior Note
               9.250%, 6/15/2008                                                      BB         B        NR        2,150,000
  2,675,000    Nova Chemicals Corp., Senior Note
               6.500%, 1/15/2012                                                      BB        Ba        NR        2,634,875
    120,000    Resolution Performance Product LLC/RPP Capital Corp.,
               Senior Secured Note 8.000%, 12/15/2009                                  B         B        NR          124,500
  1,775,000    Resolution Performance Products LLC/Resolution
               Performance Products Capital Corp., Senior Secured Note
               9.500%, 4/15/2010                                                       B         B        NR        1,828,250
                                                                                                                   13,654,500

               COAL -- 1.1%
  1,285,000    Massey Energy Co., Senior Note
               6.625%, 11/15/2010                                                     BB        Ba        NR        1,278,575
    810,000    Peabody Energy Corp., Senior Note
               5.875%, 4/15/2016                                                      BB        Ba        BB          737,100
                                                                                                                    2,015,675

               COMMERCIAL SERVICES -- 9.7%
  1,000,000    Allied Waste North America, Inc., Senior Note
               7.875%, 4/15/2013                                                      BB        Ba        BB        1,045,000
  2,100,000    Allied Waste North America, Inc., Senior Secured Note
               8.875%, 4/01/2008                                                      BB        Ba        BB        2,299,500

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                       RATINGS   RATINGS   RATINGS        VALUE (a)
CORPORATE DEBT -- CONTINUED

               COMMERCIAL SERVICES  -- CONTINUED
$ 1,600,000    Allied Waste North America, Senior Note, 144A
               6.375%, 4/15/2011                                                      BB        Ba        BB   $    1,568,000
  2,270,000    Language Line, Inc., Senior Subordinated Note, 144A
               11.125%, 6/15/2012                                                    CCC       Caa        NR        2,304,050
  2,975,000    Monitronics International, Inc., Senior Subordinated Note,
               144A 11.750%, 9/01/2010                                                 B         B        NR        3,213,000
  2,825,000    Muzak LLC/Muzak Finance Corp., Senior Note
               10.000%, 2/15/2009                                                    CCC       Caa        NR        2,486,000
  2,000,000    Muzak LLC/Muzak Finance Corp., Senior Subordinated Note
               9.875%, 3/15/2009                                                     CCC       Caa        NR        1,540,000
  1,070,000    UGS Corp., Senior Subordinated Note, 144A
               10.000%, 6/01/2012                                                      B         B        NR        1,139,550
  1,985,000    United Rentals North America, Inc., Senior Note
               6.500%, 2/15/2012                                                      BB         B        NR        1,875,825
                                                                                                                   17,470,925

               COMMUNICATIONS -- 1.5%
  1,000,000    L-3 Communications Corp., Senior Subordinated Note
               7.625%, 6/15/2012                                                     CCC        Ba        NR        1,055,000
  1,390,000    PanAmSat Corp., Senior Note
               8.500%, 2/01/2012                                                       B        Ba        NR        1,577,650
                                                                                                                    2,632,650

               CONTAINERS & PACKAGING -- 4.1%
    510,000    Crown European Holdings SA, Senior Secured Note
               9.500%, 3/01/2011                                                       B         B        NR          555,900
  3,160,000    Crown European Holdings SA, Senior Secured Note
               10.875%, 3/01/2013                                                      B         B        NR        3,602,400
  3,000,000    Owens-Brockway Glass Container, Senior Secured Note
               8.750%, 11/15/2012                                                     BB         B        NR        3,255,000
                                                                                                                    7,413,300

               COSMETICS & PERSONAL CARE -- 0.9%
  1,500,000    Playtex Products, Inc., Senior Secured Note, 144A
               8.000%, 3/01/2011                                                       B         B        NR        1,561,875

               ELECTRIC UTILITIES -- 17.4%
  4,305,000    AES Corp. (The), Senior Secured Note, 144A
               8.750%, 5/15/2013                                                       B           B      BB        4,611,731

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                       RATINGS   RATINGS   RATINGS        VALUE (a)
CORPORATE DEBT -- CONTINUED

               ELECTRIC UTILITIES -- CONTINUED
$ 1,635,000    Calpine Corp., Senior Secured Note, 144A
               8.750%, 7/15/2013                                                       B        NR        BB   $    1,340,700
  6,680,000    Calpine Corp., Senior Secured Note, 144A
               9.875%, 12/01/2011                                                      B        NR        BB        5,678,000
  1,060,000    CMS Energy Corp., Senior Note
               9.875%, 10/15/2007                                                      B         B         B        1,142,150
  2,250,000    CMS Energy Corp., Senior Secured Note, 144A
               7.750%, 8/01/2010                                                       B         B         B        2,238,750
  3,150,000    Illinois Power Co., Note
               11.500%, 12/15/2010                                                     B         B         B        3,724,875
    350,000    Midwest Generation LLC, Senior Note, 144A
               8.750%, 5/01/2034                                                       B         B        NR          353,500
  1,295,000    Mission Energy Holding Co., Senior Secured Note
               13.500%, 7/15/2008                                                    CCC       Caa        NR        1,448,781
  5,300,000    Reliant Resources, Inc., Senior Secured Note
               9.500%, 7/15/2013                                                       B         B         B        5,710,750
  1,000,000    TECO Energy, Inc., Note
               7.000%, 5/01/2012                                                      BB        Ba       BBB          960,000
  4,000,000    TECO Energy, Inc., Note
               7.500%, 6/15/2010                                                      BB        Ba        BB        4,040,000
                                                                                                                   31,249,237

               ELECTRICAL EQUIPMENT -- 1.2%
  2,000,000    Hexcel Corp., Senior Subordinated Note
               9.750%, 1/15/2009                                                     CCC       Caa        NR        2,097,500

               ELECTRONICS -- 3.5%
  1,630,000    Amkor Technology, Inc., Senior Note
               7.750%, 5/15/2013                                                       B         B        NR        1,544,425
  1,580,000    Amkor Technology, Inc., Senior Note
               9.250%, 2/15/2008                                                       B         B        NR        1,651,100
  2,970,000    Xerox Corp., Note
               7.625%, 6/15/2013                                                       B         B        BB        3,036,825
                                                                                                                    6,232,350

               ENTERTAINMENT & LEISURE -- 15.9%
  2,000,000    AMF Bowling Worldwide, Inc., Senior Subordinated Note,
               144A 10.000%, 3/01/2010                                               CCC         B         B        2,050,000
  1,850,000    Bally Total Fitness Holding Corp., Senior Note,
               10.500%, 7/15/2011                                                      B         B        NR        1,739,000

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                       RATINGS   RATINGS   RATINGS        VALUE (a)
CORPORATE DEBT -- CONTINUED

               ENTERTAINMENT & LEISURE -- CONTINUED
$ 2,100,000    Choctaw Resort Development Enterprise Corp., Senior Note
               9.250%, 4/01/2009                                                      BB         B        NR   $    2,257,500
  3,165,000    Chukchansi Economic Development Authority, Senior Note,
               144A 14.500%, 6/15/2009                                                NR        NR        NR        3,924,600
  2,000,000    Chumash Casino & Resort Enterprise, Senior Note, 144A
               9.000%, 7/15/2010                                                      BB        Ba        NR        2,170,000
  1,760,000    Hollywood Entertainment Corp., Senior Subordinated Note
               9.625%, 3/15/2011                                                       B         B        NR        2,024,000
  4,125,000    Mohegan Tribal Gaming Authority, Senior Subordinated Note
               8.000%, 4/01/2012                                                      BB        Ba        NR        4,393,125
  2,000,000    Mohegan Tribal Gaming Authority, Senior Subordinated Note
               8.375%, 7/01/2011                                                      BB        Ba        NR        2,160,000
  1,510,000    Seneca Gaming Corp., Senior Note, 144A
               7.250%, 5/01/2012                                                      BB         B        NR        1,508,112
  3,510,000    Station Casinos, Inc., Senior Subordinated Note
               6.875%, 3/01/2016                                                       B         B        NR        3,378,375
  1,785,000    Turning Stone Casino Resort Enterprise, Senior Note,
               144A 9.125%, 12/15/2010                                                 B         B        NR        1,865,325
    859,000    Wynn Las Vegas Capital Corp., Note
               12.000%, 11/01/2010                                                   CCC         B        NR        1,028,652
                                                                                                                   28,498,689

               FOOD RETAILERS -- 1.5%
  2,705,000    Stater Brothers Holdings, Senior Note, 144A
               8.125%, 6/15/2012                                                      BB         B        NR        2,715,144

               FOREST PRODUCTS & PAPER -- 5.4%
  2,500,000    Abitibi-Consolidated, Inc., Guaranteed Note
               6.000%, 6/20/2013                                                      BB        Ba        NR        2,212,677
    550,000    Boise Cascade Corp., Senior Note
               6.500%, 11/01/2010                                                     BB        Ba        NR          559,625
  1,675,000    Boise Cascade Corp., Senior Note
               7.000%, 11/01/2013                                                     BB        Ba        NR        1,712,687
  2,000,000    Georgia-Pacific Corp., Senior Note
               8.875%, 2/01/2010                                                      BB        Ba        BB        2,265,000
  2,200,000    Louisiana-Pacific Corp., Senior Note
               8.875%, 8/15/2010                                                     BBB        Ba        NR        2,552,000
    415,000    Mail Well I Corp., Note, 144A
               7.875%, 12/01/2013                                                      B         B        NR          377,650
                                                                                                                    9,679,639

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                       RATINGS   RATINGS   RATINGS        VALUE (a)
CORPORATE DEBT -- CONTINUED

               HEALTH CARE PROVIDERS -- 5.3%
$ 2,000,000    HCA, Inc., Note
               6.750%, 7/15/2013                                                     BBB        Ba       BBB   $    2,048,756
  1,270,000    IASIS Healthcare LLC / IASIS Capital Corp., Note,
               144A 8.750%, 6/15/2014                                                  B         B        NR        1,298,575
  1,305,000    Tenet Healthcare Corp., Note
               7.375%, 2/01/2013                                                       B         B         B        1,181,025
  1,000,000    Tenet Healthcare Corp., Senior Note
               6.375%, 12/01/2011                                                      B         B         B          875,000
    125,000    Tenet Healthcare Corp., Senior Note
               6.500%, 6/01/2012                                                       B         B         B          108,750
  1,025,000    Tenet Healthcare Corp., Senior Note, 144A
               9.875%, 7/01/2014                                                       B         B         B        1,042,937
  2,495,000    US Oncology, Inc., Senior Subordinated Note
               9.625%, 2/01/2012                                                       B         B        NR        2,944,100
                                                                                                                    9,499,143

               HEAVY MACHINERY -- 1.9%
  3,310,000    Mueller Group, Inc., Note, 144A
               10.000%, 5/01/2012                                                      B       Caa        NR        3,442,400

               HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 3.8%
  1,525,000    Beazer Homes USA, Inc., Senior Note
               8.375%, 4/15/2012                                                      BB        Ba        BB        1,608,875
  1,000,000    Beazer Homes USA, Inc., Senior Note
               8.625%, 5/15/2011                                                      BB        Ba        BB        1,055,000
    560,000    K Hovnanian Enterprises, Inc., Senior Note
               8.000%, 4/01/2012                                                      BB        Ba        BB          581,000
  1,330,000    K Hovnanian Enterprises, Inc., Senior Note, 144A
               6.375%, 12/15/2014                                                     BB        Ba        BB        1,216,950
  1,180,000    Standard-Pacific Corp., Senior Note
               6.250%, 4/01/2014                                                      BB        Ba        NR        1,064,950
  1,255,000    Standard-Pacific Corp., Senior Note
               7.750%, 3/15/2013                                                      BB        Ba        NR        1,264,413
                                                                                                                    6,791,188

               MEDIA - BROADCASTING & PUBLISHING -- 21.0%
  8,400,000    Charter Communications Holdings, Inc., Senior Note
               10.000%, 5/15/2011                                                    CCC        Ca        NR        6,657,000
  2,375,000    Charter Communications Operating LLC/Charter
               Communications Capital Corp., Senior Note, 144A
               8.000%, 4/30/2012                                                       B         B        NR        2,297,813

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                       RATINGS   RATINGS   RATINGS        VALUE (a)
CORPORATE DEBT -- CONTINUED

               MEDIA - BROADCASTING & PUBLISHING -- CONTINUED
$   150,000    Dex Media East LLC/Dex Media East Finance Co.,
               Guaranteed Note 12.125%, 11/15/2012                                     B       Caa         B   $      175,125
  3,000,000    Dex Media East LLC/Dex Media East Finance Co.,
               Senior Note 9.875%, 11/15/2009                                          B         B         B        3,367,500
  1,545,000    Dex Media, Inc., Note, 144A
               8.000%, 11/15/2013                                                      B       Caa       CCC        1,483,200
  1,175,000    Mediacom LLC/Mediacom Capital Corp., Senior Note
               9.500%, 1/15/2013                                                       B         B         B        1,133,875
  7,300,000    Ono Finance PLC, Note
               14.000%, 2/15/2011                                                    CCC       Caa         B        8,449,750
  1,265,000    Paxson Communications Corp., Senior Subordinated Note
               10.750%, 7/15/2008                                                    CCC       Caa        NR        1,283,975
  5,750,000    Paxson Communications Corp., Senior Subordinated Note
               12.250%, 1/15/2009                                                    CCC       Caa        NR        5,002,500
  1,175,000    Primedia, Inc., Senior Note
               8.875%, 5/15/2011                                                       B         B        NR        1,163,250
  2,840,000    RH Donnelley Finance Corp. I, Senior Subordinated Note
               10.875%, 12/15/2012                                                     B         B        NR        3,294,400
  1,325,000    Rogers Cable, Inc., Senior Secured Note
               6.250%, 6/15/2013                                                     BBB        Ba        NR        1,247,383
  1,990,000    Rogers Cable, Inc., Senior Secured Note
               7.875%, 5/01/2012                                                     BBB        Ba        NR        2,097,593
                                                                                                                   37,653,364

               METALS -- 3.3%
  3,005,000    AK Steel Corp., Guaranteed Senior Note
               7.750%, 6/15/2012                                                       B         B        NR        2,712,013
  1,000,000    International Steel Group, Inc., Note, 144A
               6.500%, 4/15/2014                                                      BB        Ba        NR          937,500
  2,000,000    IPSCO, Inc., Senior Note
               8.750%, 6/01/2013                                                      BB        Ba        NR        2,230,000
                                                                                                                    5,879,513

               MULTIPLE UTILITIES -- 4.7%
  4,000,000    Coastal Corp., Note
               7.750%, 6/15/2010                                                     CCC       Caa        NR        3,610,000
  1,250,000    Coastal Corp., Senior Note
               9.625%, 5/15/2012                                                     CCC       Caa        NR        1,187,500
  3,500,000    El Paso Natural Gas Co., Senior Note
               7.625%, 8/01/2010                                                       B         B        NR        3,587,500
                                                                                                                    8,385,000

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                       RATINGS   RATINGS   RATINGS        VALUE (a)
CORPORATE DEBT -- CONTINUED

               OIL & GAS -- 3.8%
$   890,000    Chesapeake Energy Corp., Senior Note
               6.875%, 1/15/2016                                                      BB        Ba        BB   $      867,750
  1,000,000    Chesapeake Energy Corp., Senior Note, 144A
               7.500%, 6/15/2014                                                      BB        Ba        BB        1,030,000
    500,000    Newfield Exploration Co., Senior Note
               7.625%, 3/01/2011                                                      BB        Ba        NR          542,500
  2,650,000    Newfield Exploration Co., Senior Subordinated Note
               8.375%, 8/15/2012                                                      BB        Ba        NR        2,875,250
  1,370,000    Vintage Petroleum, Inc., Senior Note
               8.250%, 5/01/2012                                                      BB        Ba        NR        1,452,200
                                                                                                                    6,767,700

               PHARMACEUTICALS -- 3.7%
  6,685,000    Biovail Corp., Senior Subordinated Note
               7.875%, 4/01/2010                                                      BB         B        NR        6,601,438

               RETAILERS -- 1.9%
  1,730,000    Amscan Holdings, Inc., Senior Subordinated Note,
               144A 8.750%, 5/01/2014                                                  B         B        NR        1,699,725
  1,745,000    Samsonite Corp., Senior Subordinated Note, 144A
               8.875%, 6/01/2011                                                       B         B        NR        1,806,075
                                                                                                                    3,505,800

               TELEPHONE SYSTEMS -- 14.5%
  2,750,000    Centennial Cellular Operating Co./Centennial
               Communications Corp., Guaranteed Senior Note
               10.125%, 6/15/2013                                                    CCC       Caa        NR        2,839,375
  3,325,000    Cincinnati Bell, Inc., Subordinated Note
               8.375%, 1/15/2014                                                       B         B         B        2,959,250
  3,000,000    Dobson Communications Corp., Senior Note
               10.875%, 7/01/2010                                                    CCC       Caa        NR        2,580,000
  2,000,000    LCI International, Inc., Senior Note
               7.250%, 6/15/2007                                                      NR       Caa         B        1,810,000
  2,600,000    Nextel Communications, Inc., Senior Note
               9.375%, 11/15/2009                                                     BB        Ba        BB        2,778,750
    500,000    Nextel Communications, Inc., Senior Note
               9.500%, 2/01/2011                                                      BB        Ba        BB          560,000
    750,000    Qwest Capital Funding, Inc., Note
               7.900%, 8/15/2010                                                       B       Caa         B          663,750

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P   MOODY'S     FITCH
AMOUNT         DESCRIPTION                                                       RATINGS   RATINGS   RATINGS        VALUE (a)
CORPORATE DEBT -- CONTINUED

               TELEPHONE SYSTEMS -- CONTINUED
$ 1,500,000    Qwest Corp., Note, 144A
               9.125%, 3/15/2012                                                      BB        Ba        BB   $    1,620,000
  2,000,000    Qwest Services Corp., Senior Subordinated Note,
               144A 13.500%, 12/15/2010                                                B       Caa        NR        2,325,000
  4,168,770    Receivables Structured Trust Corp., Note, 144A
               7.440%, 12/10/2006                                                     NR       Caa       CCC        4,179,192
  1,370,000    Rural Cellular Corp., Senior Subordinated Note
               9.750%, 1/15/2010                                                     CCC       Caa        NR        1,243,275
  2,613,000    Rural Cellular Corp., Subordinated Note
               9.625%, 5/15/2008                                                     CCC       Caa        NR        2,469,285
                                                                                                                   26,027,877

               TEXTILES, CLOTHING & FABRICS -- 1.6%
  3,065,000    Broder Brothers, Senior Note
               11.250%, 10/15/2010                                                     B         B        NR        2,904,088

               TRANSPORTATION -- 6.1%
  5,965,000    Grupo Transportacion Ferroviaria Mexicana SA de CV,
               Senior Note 11.750%, 6/15/2009                                          B         B         B        5,815,875
    700,000    Kansas City Southern Railway Co., Senior Note
               9.500%, 10/01/2008                                                      B         B        NR          760,375
  3,995,000    Laidlaw International, Inc., Senior Note
               10.750%, 6/15/2011                                                      B         B        NR        4,359,544
                                                                                                                   10,935,794

               TOTAL CORPORATE DEBT (IDENTIFIED COST $255,794,632)                                                258,428,695

See accompanying notes to financial statements.

PRINCIPAL                                                                     S&P      MOODY'S         FITCH
AMOUNT         DESCRIPTION                                                RATINGS      RATINGS       RATINGS        VALUE (a)
                                                                      (UNAUDITED)   (UNAUDITED)  (UNAUDITED)
PREFERRED STOCKS -- 2.5%

               MEDIA - BROADCASTING & PUBLISHING -- 0.8%
$    10,700    Paxson Communications Corp.                                    CCC          Caa            NR   $      937,588
      6,250    Primedia, Inc., Series H, 8.625%, 4/01/2010                    CCC          Caa            NR          537,500
                                                                                                                    1,475,088

               TELEPHONE SYSTEMS -- 1.7%
     42,687    Dobson Communications Corp., 13.000%, 5/01/2009                 NR          Caa            NR        3,030,777

               TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,851,823)                                                  4,505,865

               TOTAL INVESTMENTS -- 146.5%
               (IDENTIFIED COST $261,646,455) (b)                                                                 262,934,560
               Other Assets, Less Liabilities -- 3.7%                                                               6,624,464
               Auction Market Preferred Shares plus cumulative
                 unpaid dividends (50.2%)                                                                         (90,093,255)

               TOTAL NET ASSETS  100%                                                                          $  179,465,769

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

 (a) See Note 2a of Notes to Financial Statements.

 (b) Federal Tax Information:

     At June 30, 2004, the net unrealized appreciation on investments based on cost of $261,646,466 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
       in which there is an excess of value over tax cost            $ 8,127,971
     Aggregate gross unrealized depreciation for all investments
       in which there is an excess of tax cost over value             (6,839,877)
     Net unrealized appreciation                                     $ 1,288,094

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of 144A Securities amounted to $62,999,354 or 35.1% of net assets.

     Quality Profile (unaudited)
     The quality ratings of securities in the Fund as of June 30, 2004 were as follows:

                                                                           PERCENT OF
                                                                                TOTAL
                S&P RATING/MOODY'S RATING/FITCH RATING         INVESTMENTS AND CASH**
                BBB/Baa/BBB                                                       4.3%
                BB/Ba/BB                                                         33.4
                B/B/B                                                            42.2
                CCC/Caa/CCC                                                      16.8
                NR (Not Rated)                                                    1.4
                Cash                                                              1.9
                                                                                100.0%

  ** Percentages compiled using the highest rating for each security.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004
(UNAUDITED)

ASSETS

   Investments at cost                                                                  $   261,646,455
-------------------------------------------------------------------------------------------------------
   Net unrealized appreciation                                                                1,288,105
-------------------------------------------------------------------------------------------------------
      INVESTMENTS AT VALUE                                                                  262,934,560
-------------------------------------------------------------------------------------------------------
   Cash                                                                                       5,090,185
-------------------------------------------------------------------------------------------------------
   Receivable for securities sold                                                             1,189,904
-------------------------------------------------------------------------------------------------------
   Dividends and interest receivable                                                          5,084,641
-------------------------------------------------------------------------------------------------------
   Receivable for open swap contracts                                                         1,068,561
-------------------------------------------------------------------------------------------------------
   Prepaid expenses                                                                              25,070
-------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                                          275,392,921

LIABILITIES

   Payable for securities purchased                                                           5,489,112
-------------------------------------------------------------------------------------------------------
   Management fees payable                                                                      133,018
-------------------------------------------------------------------------------------------------------
   Other accrued expenses                                                                       211,767
-------------------------------------------------------------------------------------------------------
      TOTAL LIABILITES                                                                        5,833,897

   MONEY MARKET CUMULATIVE PREFERRED SHARES (3,600 SHARES ISSUED
      AND OUTSTANDING) AT LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                 90,093,255
-------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES                                                  $   179,465,769
=======================================================================================================

NET ASSETS CONSIST OF:

   Common Shares, no par value; unlimited number of shares authorized, 12,236,933
      shares issued and outstanding                                                     $   173,714,972
-------------------------------------------------------------------------------------------------------
   Undistributed net investment income                                                          334,036
-------------------------------------------------------------------------------------------------------
   Accumulated net realized gain on investments                                               3,045,526
-------------------------------------------------------------------------------------------------------
   Net unrealized appreciation of investments                                                 2,371,235
-------------------------------------------------------------------------------------------------------
      NET ASSETS APPLICABLE TO COMMON SHARES                                            $   179,465,769

COMPUTATION OF NET ASSET VALUE PER COMMON SHARE:

      NET ASSETS                                                                        $   179,465,769

      COMMON SHARES ISSUED AND OUTSTANDING                                                   12,236,933

      NET ASSET VALUE PER SHARE                                                         $         14.67

      MARKET VALUE (CLOSING PRICE PER SHARE ON THE NEW YORK STOCK EXCHANGE)             $         14.85

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME

   Interest                                                                             $    11,742,840
-------------------------------------------------------------------------------------------------------
   Dividends                                                                                    193,203
-------------------------------------------------------------------------------------------------------
                                                                                             11,936,043

   Expenses
      Management fee                                                                            820,523
-------------------------------------------------------------------------------------------------------
      Investor service fee                                                                       68,378
-------------------------------------------------------------------------------------------------------
      Trustees' fees and expenses                                                                48,755
-------------------------------------------------------------------------------------------------------
      Custodian fee                                                                             158,829
-------------------------------------------------------------------------------------------------------
      Audit and tax services                                                                     20,046
-------------------------------------------------------------------------------------------------------
      Legal fee                                                                                  29,848
-------------------------------------------------------------------------------------------------------
      Shareholder Reports                                                                         1,225
-------------------------------------------------------------------------------------------------------
      Preferred shares auction                                                                  115,674
-------------------------------------------------------------------------------------------------------
      Insurance expense                                                                          48,375
-------------------------------------------------------------------------------------------------------
      Miscellaneous                                                                              22,117
-------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES                                                                          1,333,770

      NET INVESTMENT INCOME                                                                  10,602,273

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Realized gain on:
      Investments -- net                                                                      2,434,370
-------------------------------------------------------------------------------------------------------
   Change in unrealized appreciation (depreciation) of:
      Investments -- net                                                                    (13,798,012)
-------------------------------------------------------------------------------------------------------
      Interest rate swap contracts -- net                                                     1,083,130
-------------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments                                       (10,280,512)
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            321,761
=======================================================================================================

LESS DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME                        (518,469)
=======================================================================================================

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS APPLICABLE TO COMMON SHARES                                                  $      (196,708)
=======================================================================================================

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                        ENDED       FOR THE PERIOD
                                                                                     JUNE 30,       JULY 28, 2003*
                                                                                         2004                   TO
                                                                                  (UNAUDITED)    DECEMBER 31, 2003
FROM OPERATIONS:
==================================================================================================================
   Net investment income                                                      $    10,602,273    $       7,542,906
------------------------------------------------------------------------------------------------------------------
   Net realized gain on investments                                                 2,434,370            1,163,262
------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) of investments            (12,714,882)          15,086,117
------------------------------------------------------------------------------------------------------------------
   Dividends to preferred shareholders from net investment income                    (518,469)            (202,338)
------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       (196,708)          23,589,947
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

   Net investment income                                                          (10,093,456)          (7,356,716)
------------------------------------------------------------------------------------------------------------------
   Net realized loss on investments                                                        --             (192,270)
------------------------------------------------------------------------------------------------------------------
                                                                                  (10,093,456)          (7,548,986)

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
COMMON SHARE TRANSACTIONS:                                                             91,299          174,859,218
==================================================================================================================
   Offering costs and underwriting discounts on preferred shares                        1,000           (1,236,545)
------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (10,197,865)         189,663,634

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

   Beginning of period                                                            189,663,634                   --
------------------------------------------------------------------------------------------------------------------
   End of period                                                              $   179,465,769    $     189,663,634
------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME                                        $       334,036    $         343,688

*   Commencement of operations.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

                                                                                   SIX MONTHS       FOR THE PERIOD
                                                                                        ENDED       JULY 28, 2003*
                                                                                     JUNE 30,              THROUGH
                                                                                         2004         DECEMBER 31,
                                                                                  (UNAUDITED)                 2003
NET ASSET VALUE, BEGINNING OF PERIOD (COMMON SHARES) (a)                      $         15.51    $           14.33
==================================================================================================================
Net Investment Income (b)                                                                0.87                 0.64
------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments                                  (0.84)                1.31
------------------------------------------------------------------------------------------------------------------
Dividends to Preferred Shareholders from Net Investment Income                          (0.04)               (0.02)
------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                      (0.01)                1.93
Less Distributions to Common Shareholders
   From Net Investment Income                                                           (0.83)               (0.60)
------------------------------------------------------------------------------------------------------------------
   From Net Realized Gains                                                                 --                (0.02)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                              (0.83)               (0.62)
Common Shares Offering Costs Charged to Paid-in Capital                                    --                (0.03)
------------------------------------------------------------------------------------------------------------------
Preferred Shares Underwriting Commissions and Offering Costs Charged to
   Paid in Capital                                                                         --                (0.10)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF THE PERIOD (COMMON SHARES)                            $         14.67    $           15.51
==================================================================================================================

MARKET VALUE - END OF PERIOD (COMMON SHARES)                                  $         14.85    $           15.91
==================================================================================================================

Total Return on Net Asset Value (%) (d)                                                 (0.10)               12.73(c)
------------------------------------------------------------------------------------------------------------------
Total Return on Market Value (%) (d)                                                    (1.42)               10.47(c)
------------------------------------------------------------------------------------------------------------------

Ratio of Expenses (excluding interest expense) to Average Net Assets
   Applicable to Common Shares (%) (e) (f)                                               1.45                 1.42
------------------------------------------------------------------------------------------------------------------
Ratio of Interest Expense to Average Net Assets Applicable to Common
   Shares (%) (e) (f)                                                                      --                 0.19
------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets Applicable to Common
   Shares (%) (e) (f)                                                                   11.54                10.00
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate (%)                                                             48.09                32.08
------------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shares, End of the Period (000)               $       179,466    $         189,644
------------------------------------------------------------------------------------------------------------------

MONEY MARKET CUMULATIVE PREFERRED SHARES
==================================================================================================================

Preferred Shares Outstanding, End of Period (000)                                      90,000               90,000
------------------------------------------------------------------------------------------------------------------
Asset Coverage Per $1,000                                                     $         2,994    $           3,107
------------------------------------------------------------------------------------------------------------------
Involuntary Liquidation Preference Per Share (g)                              $        25,000    $          25,000
------------------------------------------------------------------------------------------------------------------
Approximate Market Value Per Share                                            $        25,000    $          25,000
------------------------------------------------------------------------------------------------------------------

*   Commencement of operations.
(a) Net asset value at beginning of period reflects the deduction from the $15.00 offering price of the sales load of $0.675 per share paid by the shareholder.
(b) Calculated using average shares outstanding during the period.
(c) Total return on net asset value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 paid by the shareholder on the first day and the ending net asset value per share. Total retun on market value is calculated assuming a purchase at the offering price of $15.00 on the first day and a sale at the current market price on the day of the period.
(d) Total return on net asset value and total return on market value are not reflected on an annualized basis.
(e) Annualized.
(f) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect Fund's leveraged capital structure.
(g) Plus accumulated and unpaid dividends.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2004 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Lehman Brothers First Trust Income Opportunity Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on April 8, 2003, and is registered under the Investment Company act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. Lehman Brothers Asset Management Inc. (the "Adviser") is investment adviser to the Fund. Lincoln Capital Fixed Income Management Company, LLC (a wholly owned subsidiary of Lehman Brothers Holdings Inc.) is the subadviser to the Fund. The Fund's common shares are listed on the New York Stock Exchange under the symbol LBC.

The Fund's investment objective is to seek high total return (income plus capital appreciation). The Fund will pursue its investment objective by investing its assets primarily in high yield debt securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A) VALUATION: Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Securities for which closing market prices or market quotations are not available or are not considered by the Adviser to be reflective of a security's market value, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Criteria considered in making this determination may include, but is not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer's position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on securities, is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of identified cost.

C) ORGANIZATION AND OFFERING COSTS: The Adviser has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceeded $0.03 per share. Offering costs for common stock paid for the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offering and amounted to $366,000.

Additionally, offering costs of approximately $337,000 incurred with respect to the issuance of Preferred Shares and paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's preferred shares offering.

D) FEDERAL INCOME TAXES: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

E) REVERSE REPURCHASE AGREEMENTS: The Fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the Adviser. A reverse repurchase agreement involves the sale of a security by the Fund, with an agreement to repurchase the same or substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. There were no reverse repurchase agreements outstanding at June 30, 2004.

F) SWAP AGREEMENTS: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. At June 30, 2004, the Fund had the following open swap agreements:

                                                                                                    NET UNREALIZED APPRECIATION
   NOTIONAL AMOUNT          EXPIRATION DATE                         DESCRIPTION                            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
   22,500,000 USD              03/15/07            Agreement with Citibank N.A. dated 03/11/04                $ 672,800
                                                   to pay the notional amount multiplied by
                                                   2.27% and to receive the notional amount
                                                   multiplied by the 1 month U.S. Dollars -
                                                   London Interbank Offered Rate - British
                                                   Bankers Association (USD - LIBOR - BBA)
                                                   adjusted for compounding.

   22,500,000 USD              03/15/06            Agreement with Citibank N.A. dated 03/11/04                $ 410,330
                                                   to pay the notional amount multiplied by
                                                   1.78% and to receive the notional amount
                                                   multiplied by the 1 month U.S. Dollars -
                                                   London Interbank Offered Rate - British
                                                   Bankers Association (USD - LIBOR - BBA)
                                                   adjusted for compounding

NOTE 3 -- FEES AND TRANSACTIONS WITH RELATED PARTIES

The Fund pays all expenses incurred in connection with the operations of the Fund. These expenses, among others, include custodian and fund accounting and administrative fees, legal and audit fees, fees and expenses of the disinterested Trustees, registration fees, and printing expenses.

The Fund pays the Adviser a monthly fee computed at an annual rate of 0.60% of the Fund's average daily "Managed Assets" (net assets, including assets attributable to any outstanding preferred shares, plus the aggregate principal amount of any borrowings). The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing certain administrative services to the Fund. The Adviser has retained Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), to serve as the sub-adviser of the Fund and to manage the Fund's investment portfolio. The Adviser compensates Lincoln Capital for its services as sub-adviser. The Adviser pays Lincoln Capital a monthly sub-advisory fee calculated at the following annual percentage rates of the Fund's average daily Managed Assets: 0.55% on the Fund's first $25 million of Managed Assets, 0.45% on the next $25 million of Managed Assets, 0.35% on the next $50 million of Managed Assets, and 0.30% on Managed Assets that are in excess of $100 million. The Adviser and Lincoln Capital are wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly traded corporation.

First Trust Portfolio L.P. ("First Trust") serves as the Fund's distribution and marketing agent, and investor servicing agent. As the Fund's distribution and marketing agent, First Trust provides certain distribution and marketing services for the Fund's common shares including preparing marketing materials and presentations, developing contacts with brokers whose clients may have an interest in acquiring Fund shares and replying to information requests from prospective investors. In consideration for these services, First Trust receives a fee paid by the Adviser.

First Trust, as the investor servicing agent, developed and maintains a website for the Fund, assists in the review of shareholder materials, assists in the dissemination of the Fund's net asset value and market price, provides ongoing shareholder and account maintenance services, replies to information requests from shareholders and aids in secondary market support. In consideration for these services, the Fund pays First Trust a monthly fee computed at the annual rate 0.05% of the Fund's average daily Managed Assets. For the period ended June 30, 2004, the Fund paid First Trust, as the investor servicing agent, a fee equal to $68,378.

During the period July 28, 2003 (commencement of operations) through December 31, 2003, Lehman Brothers Inc., an affiliate of the Adviser, received underwriting commissions equal to $900,000 in connection with the offering of the Fund's preferred stock.

The Fund pays no compensation to its officers or to its Trustees who are interested Trustees of the Adviser or its affiliates.

NOTE 4 -- INVESTMENT IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of investments, other than short-term securities, aggregated $136,664,943 and $128,049,347, respectively.

NOTE 5 -- MONEY MARKET CUMULATIVE PREFERRED SHARES

The Fund is authorized to issue 3,750 Money Market Cumulative Preferred Shares ("MMP"), each without par value. On October 22, 2003, the Fund issued 3,600 MMP with proceeds of $90,000,000 in a public offering. The underwriting commissions and offering costs of $1,236,545 were incurred in connection with the offering and were charged directly to paid-in capital of the common shares. Dividends on the MMP are cumulative at a rate which was established at the offering and have been reset every twenty-eight days thereafter by an auction. The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%. For the six months ended June 30, 2004, Lehman Government Securities, Inc., an affiliate of the Adviser, earned $112,192 in commissions.

The MMP are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The MMP are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund defaults on its asset maintenance requirements with respect to the MMP and fails to cure such a default within the time permitted. If the dividends on the MMP shall remain unpaid in an amount equal to two full years' dividends, the holders of the MMP, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the MMP and the common shares have equal voting rights of one vote per share, except that the holders of the MMP, as a separate class, have the right to elect at least two members of the Board of Trustees and to vote under certain other circumstances specified in the Fund's Amended By-Laws. The MMP have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the MMP as defined in the Fund's Amended By-Laws and the Investment Company Act of 1940.

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to make monthly distributions of net investment income to common shareholders, after payments of any dividends on outstanding MMP. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the MMP is generally twenty-eight days. For the six month period ended June 30, 2004, the dividend rates for MMP ranged from 1.09% to 1.35%. The dividend rate for MMP on June 30, 2004 was 1.35%. In addition, at least annually, the Fund intends to distribute net capital gains, if any. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the Trustees to issue an unlimited number of common shares for the Fund, each without par value. Transactions in common shares were as follows:

                                                                                                   FOR THE
                                                                                                    PERIOD
                                                                    SIX MONTHS                  JULY 28, 2003 (a)
                                                                       ENDED                           TO
                                                                   JUNE 30, 2004                DECEMBER 31, 2003
                                                               ---------------------   -------------------------------
                                                                 SHARES     AMOUNT         SHARES           AMOUNT
                                                               ---------   ---------   --------------   --------------
Shares purchased by investment adviser                                --   $      --   $        6,667   $      100,005

Initial Public Offering on July 28, 2003 (b)                          --          --       11,000,000      157,245,000

Purchase of additional shares by underwritings on
   August 22, 2003 and September 16, 2003 (c)                         --          --        1,200,000       17,154,000
Shares issued pursuant to the Fund's
   dividend reinvestment plan                                      5,991      91,299           24,275          360,213
                                                               ---------   ---------   --------------   --------------
Increase derived from capital share transactions                   5,991   $  91,299       12,230,942   $  174,859,218
                                                               =========   =========   ==============   ==============

(a) Commencement of operations.
(b) After deduction of underwriting commissions and offering costs of $7,755,000.
(c) After deduction of underwriting commissions and offering costs of $846,000.

NOTE 8 -- CONCENTRATION OF CREDIT RISK

The Fund will normally invest at least 80% of its Managed Assets in investments offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These investments are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield investments may be relatively less liquid than the market for higher-rated investments.

NOTE 9 -- UNAUDITED FINANCIAL INFORMATION

The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

OTHER INFORMATION

SHAREHOLDER VOTING RESULTS (UNAUDITED)

The annual meeting of the Trust's shareholders was held on June 03, 2004 at which shareholders considered and approved one proposal. The voting results were as follows:

PROPOSAL The election of two Class I Trustees of the Fund: (1) Ms. Margaret Eisen was elected by holders of the Common Shares and the MMP Shares of the Fund, voting together as a single class; (2) Mr. Eugene Matthews was elected by holders of the MMP Shares of the Fund, voting separately.

                                                           SHARES        SHARES
                                                             FOR        WITHHELD       TOTAL
                                                          ----------    --------    ----------
MARGARET M. EISEN:       Number of Votes Cast:            11,993,978      32,639    12,026,617
                         Percentage of Votes Cast:            99.729%       .271%       100.00%

EUGENE A. MATTHEWS:      Number of Votes Cast:                 3,240           0         3,240
                         Percentage of Votes Cast:            100.00%          0%       100.00%

DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The Fund has a Dividend Reinvestment Plan (the "Plan") commonly referred to as an "opt-out" plan. Each common shareholder will have all distributions of dividends and capital gains automatically reinvested in additional common shares by Investors Bank & Trust Company, as agent for shareholders pursuant to the Plan (the "Plan Agent"), unless the shareholder elects to receive cash or unless the shares are registered in the name of a broker-dealer or other nominee (that is, in "street name") and the respective nominee does not participate in the Plan. For Plan participants, the Plan Agent will either (i) effect purchases of common shares under the Plan in the open market or (ii) distribute newly issued common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Certain broker-dealers and nominees do not permit their clients to participate in dividend reinvestment plans. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the participants, either (i) receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy common shares in the open market if, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued common shares of the Fund if, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or
(ii) 95% of the closing market price per share on the payment date.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. In the alternative, upon receipt of the participant's instructions, common shares will be sold and the proceeds sent to the participant less brokerage commissions and any applicable taxes.

The Plan Agent maintains each shareholder's account in the Plan and furnishes confirmations of all acquisitions made for the participant. Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to: Investors Bank & Trust Company, 200 Clarendon Street, Mail Stop OPS22, Boston, MA 02116 (Telephone) 617-937-6226.

TRUSTEE AND OFFICER TABLE (UNAUDITED)

Set forth below is information about the Trustees. The address for each Trustee is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                               OVERSEEN IN  OTHER
                                                                                               LEHMAN       TRUSTEESHIPS
                                       TERM OF                                                 BROTHERS     HELD OUTSIDE OF
                                       OFFICE AND                                              ASSET        LEHMAN
                                       LENGTH OF                                               MANAGEMENT   BROTHERS ASSET
NAME AND                   POSITION    TIME        PRINCIPAL OCCUPATIONS FOR LAST FIVE         FUNDS        MANAGEMENT
DATE OF BIRTH              WITH FUND   SERVED      YEARS                                       COMPLEX      FUNDS COMPLEX
-------------------------------------------------------------------------------------------------------------------------------
General James E. Dalton,   Trustee     Trustee     Board of Directors, Chair of the Audit           1       None
USAF (Retired)                         since 2003  Committee at William Lyon Homes, a home
10/17/1930                                         building business (since 1991); Director
                                                   of Defense Group Inc., a defense business
                                                   (since 1999); Director of Finance America,
                                                   a mortgage business (since 2002);
                                                   formerly, Vice President of Logicon Inc.,
                                                   a wholly-owned subsidiary of Northrop
                                                   Grumman (1985-1998); General Manager of
                                                   Logicon's Defense Technology Group
                                                   (1995-1998).

Margaret M. (Peggy) Eisen  Trustee     Trustee     Managing Director and Chief Investment           1       Director, Chair of
6/19/1953                              since 2003  Officer of EAM International, LLC, an                    Compensation
                                                   investment banking and asset management                  Committee, and
                                                   firm (since 2003); formerly, Managing                    Member of the Audit
                                                   Director of DeGuardiola Advisors, an                     Committee of
                                                   investment bank specializing in mergers                  Antigenics
                                                   and acquisitions of investment management                Corporation, a
                                                   firms (2001-2002); Managing Director of                  bio-pharmaceutical
                                                   North American Equities of General Motors                company (since
                                                   Investment Management Corporation                        2003); Director of
                                                   (1995-2001).                                             Instinet Group,
                                                                                                            Inc., a global
                                                                                                            electronics
                                                                                                            securities broker
                                                                                                            (since 2004);
                                                                                                            Trustee of Columbia
                                                                                                            Acorn family of
                                                                                                            Wanger Asset
                                                                                                            Management (six
                                                                                                            portfolios under
                                                                                                            management) (since
                                                                                                            2002).

Michael M. Knetter         Trustee     Trustee     Dean of the University of                         1      None
4/8/1960                               since 2003  Wisconsin-Madison School of Business
                                                   (since 2002); formerly, Professor of
                                                   International Economics and Associate Dean
                                                   at the Amos Tuck School of Business --
                                                   Dartmouth College (1997-2002).

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                               OVERSEEN IN  OTHER
                                                                                               LEHMAN       TRUSTEESHIPS
                                       TERM OF                                                 BROTHERS     HELD OUTSIDE OF
                                       OFFICE AND                                              ASSET        LEHMAN
                                       LENGTH OF                                               MANAGEMENT   BROTHERS ASSET
NAME AND                   POSITION    TIME        PRINCIPAL OCCUPATIONS FOR LAST FIVE         FUNDS        MANAGEMENT
DATE OF BIRTH              WITH FUND   SERVED      YEARS                                       COMPLEX      FUNDS COMPLEX
-------------------------------------------------------------------------------------------------------------------------------
Eugene A. Matthews         Trustee     Trustee     President of Nintai, Incorporated, an            1       None
11/9/1958                              since 2003  investment advisory firm (since 1997);
                                                   formerly, Senior Fellow of Asia Studies
                                                   for the Council of Foreign Relations
                                                   (2001-2003); founding and general Partner
                                                   of Apax-Globis Japan, Inc., a private
                                                   equity investment firm (1998-present);
                                                   Founder/President of Ashta International,
                                                   a Vietnamese investment firm (1989).

George W. Morriss          Trustee     Trustee     Executive Vice President and Chief               1       None
9/24/1947                              since 2003  Financial Officer of People's Bank, a
                                                   financial services company (1991-2001).

INTERESTED TRUSTEES:

Stephanie E. Dolan         Trustee     Trustee     Senior Vice President of Lehman Brothers         1       None
4/4/1963                               since 2003  Inc.; Controller of Lehman Brothers Asset
                                                   Management.

Scott Hall                 Trustee     Trustee     Managing Director of First Trust Advisors        1       None
1/12/1957                              since 2003  L.P. and First Trust Portfolios L.P.
                                                   (since 1992).

Kurt A. Locher             Trustee     Trustee     Managing Director of Lehman Brothers Inc.        1       None
5/9/1966                               since 2003  (since 1998); Managing Director of Lehman
                                                   Brothers Asset Management (since 2003);
                                                   Vice President of Lincoln Capital (since
                                                   2003); Director of BNC Mortgage Inc.
                                                   (since 2000), Finance America LLC (since
                                                   1999), and TrueLink Inc. (since 1999);
                                                   formerly, President of Lehman Brothers
                                                   Bank, F.S.B. (1999); and Senior Vice
                                                   President of Lehman Brothers Inc.
                                                   (1995-1998).

Set forth below is information about the officers of the Fund. Each officer serves for a one-year term. The address for each officer is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

NAME AND                 POSITION
DATE OF BIRTH            WITH FUND      PRINCIPAL OCCUPATION FOR LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Bradley Tank             President      Chief Executive Officer of Lehman Brothers Asset Management; Managing
9/29/1957                               Director and Global Head of Fixed Income Asset Management for Lehman
                                        Brothers (since 2002); formerly, Director of Fixed Income for Strong
                                        Capital Management in Menomonee Falls, Wisconsin (1990-2002).

Edward Grieb             Treasurer      Chief Financial Officer of Lehman Brothers Asset Management; Managing
9/22/1961                               Director (since 2003) and Assistant Controller for Lehman Brothers
                                        (since 1997).

Jonathan Morris          Secretary      Senior Vice President of Lehman Brothers Asset Management; Senior Vice
3/1/1956                                President and General Counsel for Lehman Brother's Wealth and Asset
                                        Management business, including Lehman Brothers Private Client Services
                                        Division and asset management and investment advisory business (since
                                        1997).

The Fund's Statement of Additional Information includes additional information about the Trustees of the Fund and is available without charge, upon request, by calling 1-800-988-5196 or visiting the Fund's website at www.lbftincomeopportunity.com.

A description of the Fund's proxy voting policies and procedures is available
(1) on the Fund's website at www.lbftincomeopportunity.com and (2) on the Commission's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2004 is available on the Fund's website www.lbftincomeopportunity.com.

                       This page intentionally left blank

[LEHMAN BROTHERS LOGO]

(C)2004 Lehman Brothers Inc.All Rights Reserved. LB10183

ITEM 2. CODE OF ETHICS.

         Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEMS 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

   (a)(3) Not Applicable

   (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Lehman Brothers First Trust Income Opportunity Fund
         -----------------------------------------------------------------------

                   By:  /S/ Bradley Tank
                       ---------------------------------------------------------
                            Bradley Tank, President/Chief Executive Officer

Date  August 30, 2004
     -----------------------------

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                   By:  /S/ Bradley Tank
                       ---------------------------------------------------------
                            Bradley Tank, President/Chief Executive Officer

Date  August 30, 2004
     -----------------------------

                   By:  /S/ Edward Grieb
                       ---------------------------------------------------------
                            Edward Grieb, Treasurer/Chief Financial Officer

Date  August 30, 2004
     -----------------------------